Segment reporting (Tables)	6 Months Ended
Jun. 30, 2024
Segment reporting
Schedule of summarized financial information

Summarized financial information for the six months ended June 30, 2024, is as follows:

2024	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	497,306	239,530	94,237	22,048	853,121
Segment Adjusted EBITDA	274,260	146,108	67,124	12,239	499,731

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA					499,731
Finance costs (note 10)					(1,812,744)
Depreciation and amortization (note 6 and 7)					(174,732)
Impairment of goodwill (note 7)					(87,894)
Impairment of withholding tax receivables (note 7)					(10,972)
Share‑based payment expense (note 7)					(8,066)
Other costs(a)					(6,392)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(5,943)
Impairment of assets held for sale (note 6)					(2,853)
Business combination costs (note 7)					(380)
Impairment of other fixed assets (note 7)					(31)
Insurance claims					40
Net gain on disposal of property, plant and equipment (note 7)					2,292
Finance income (note 9)					24,376
Unallocated corporate expenses(b)					(63,724)
Loss before income tax					(1,647,292)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	50,415	38,586	87,443	2,496

Segment assets (at June 30, 2024)	858,590	1,361,444	1,912,250	174,604
Segment liabilities (at June 30, 2024)	339,988	902,002	750,316	101,732
(a)	Other costs for the six months ended June 30, 2024, included costs related to strategic review and one-off consulting fees related to corporate structures and operating systems of $4.5 million and costs related to internal reorganization of $1.8 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the six months ended June 30, 2023, is as follows:

2023	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	789,570	245,553	93,993	19,616	1,148,732
Segment Adjusted EBITDA*	491,324	128,417	66,502	9,050	695,293

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA*					695,293
Finance costs (note 10)*					(1,546,019)
Depreciation and amortization (note 6 and 7)					(235,450)
Impairment of withholding tax receivables (note 7)					(24,604)
Share‑based payment expense (note 7)					(6,917)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(5,081)
Other costs(a)					(4,848)
Business combination costs (note 7)					(1,486)
Other non-operating income					58
Insurance claims					278
Net gain on disposal of property, plant and equipment (note 7)					566
Finance income (note 9)					13,160
Unallocated corporate expenses(b)					(75,042)
Loss before income tax*					(1,190,092)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	217,165	52,980	99,139	8,812

Segment assets (at June 30, 2023)*	1,584,845	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)*	914,230	838,874	633,811	111,541

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).

(a)	Other costs for the six months ended June 30, 2023, included one-off consulting fees related to corporate structures and operating systems of $2.8 million, other one-off consulting services of $1.0 million and one-off professional fees related to financing of $0.2 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the three months ended June 30, 2024, is as follows:

2024	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	269,572	108,215	46,464	11,126	435,377
Segment Adjusted EBITDA	171,391	76,456	33,279	6,167	287,293

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA					287,293
Finance costs (note 10)					(279,156)
Depreciation and amortization (note 6 and 7)					(87,166)
Share‑based payment expense (note 7)					(4,885)
Other costs(a)					(3,907)
Impairment of property, plant and equipment, intangibles assets excluding goodwill and related prepaid land rent (note 6)					(2,883)
Impairment of assets held for sale (note 6)					(2,853)
Impairment of withholding tax receivables (note 7)					(2,756)
Business combination costs (note 7)					(148)
Impairment of other fixed assets (note 7)					(31)
Insurance claims					30
Net loss on disposal of property, plant and equipment (note 7)					1,919
Finance income (note 9)					43,010
Unallocated corporate expenses(b)					(36,445)
Loss before income tax					(87,978)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	29,302	31,195	43,187	1,672

Segment assets (at June 30, 2024)	858,590	1,361,444	1,912,250	174,604
Segment liabilities (at June 30, 2024)	339,988	902,002	750,316	101,732
(a)	Other costs for the three months ended June 30, 2024, included costs related to strategic review and one-off consulting fees related to corporate structures and operating systems of $2.5 million and costs related to internal reorganization of $1.3 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the three months ended June 30, 2023, is as follows:

2023	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	364,592	123,393	48,344	9,875	546,204
Segment Adjusted EBITDA*	219,445	62,933	35,330	5,384	323,092

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA*					323,092
Finance costs (note 10)*					(1,369,052)
Depreciation and amortization (note 6 and 7)					(116,494)
Impairment of withholding tax receivables (note 7)					(13,349)
Share‑based payment expense (note 7)					(3,628)
Other costs(a)					(2,673)
Impairment of property, plant and equipment, intangibles assets excluding goodwill and related prepaid land rent (note 6)					(935)
Net loss on disposal of property, plant and equipment (note 7)					(168)
Business combination costs (note 7)					(27)
Other non-operating income					28
Insurance claims					133
Finance income (note 9)					8,373
Unallocated corporate expenses(b)					(38,385)
Loss before income tax*					(1,213,085)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	137,078	25,209	56,214	5,485

Segment assets (at June 30, 2023)*	1,584,845	1,542,837	2,074,469	178,333
Segment liabilities (at June 30, 2023)*	914,230	838,874	633,811	111,541

*Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).

(a)	Other costs for the three months ended June 30, 2023, included one-off consulting fees related to corporate structures and operating systems of $1.2 million and other one-off consulting services of $1.0 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Schedule of revenue from tier one customers

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2024	2023	2024	2023
			$’000	$’000

Customer A	61%	61%	60%	59%
Customer B	16%	18%	16%	17%